ACQUISITIONS, GOODWILL, AND INTANGIBLE ASSETS (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill beginning	$ 1,702,119	$ 1,893,740	$ 1,893,740	$ 1,966,340
Aggregate goodwill acquired	244,300	0	489,151
Goodwill adjustments				(72,600)
Impairment losses	0		(680,772)	0
Goodwill end	8,487,536		1,702,119	1,893,740
Boston Solar [Member]
Goodwill beginning	0
Aggregate goodwill acquired	6,785,416
Impairment losses	0
Goodwill end	6,785,416		0
Box Pure Air
Goodwill beginning	414,151	0	0
Aggregate goodwill acquired	0		414,151
Goodwill adjustments			0
Impairment losses	0		0	0
Goodwill end	8,487,536		414,151	0
Direct Solar America [Member]
Goodwill beginning	1,212,968	1,893,740	1,893,740	1,966,340
Aggregate goodwill acquired	6,785,416		0	0
Goodwill adjustments				(72,600)
Impairment losses	0		(680,772)	0
Goodwill end	1,212,968		1,212,968	1,893,740
EnergyWyze [Member]
Goodwill beginning	75,000	$ 0	0
Aggregate goodwill acquired	0		75,000	0
Goodwill adjustments			0
Impairment losses	0		0	0
Goodwill end	$ 75,000		$ 75,000	$ 0